UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June, 30, 2011

Item 1. Reports to Stockholders.

PHOCAS REAL ESTATE FUND

SEMI-ANNUAL REPORT
June 30, 2011

August 25, 2011

Fund Performance

For the six months ended June 30, 2011, the Fund’s performance was 11.92% compared to 6.02% for the S&P 500® Index and 10.62% for the NAREIT Equity REIT Index.

Performance Summary

The securitized commercial real estate market, as measured by the NAREIT Equity REIT Index (the “Index”), delivered a total return of +10.6% during the six months ended June 30, 2011.  The Portfolio outperformed the Index in 2011, year-to-date, as select stocks outperformed and the Portfolio’s absence from the two worst performing sectors in the second quarter, Timber and Free Standing, aided relative performance.

As before, the Portfolio’s performance was driven by stock selection.  We believe a good example of this is the Portfolio’s exposure to the Shopping Center sector, which, overall, underperformed the Index during the six-month period that ended on June 30, 2011.  The Portfolio holds three positions in that sector.  The Portfolio gains were partially offset by the Portfolio’s underweight relative to the Index in Manufactured Homes sector.  The Portfolio’s overweight in Lodging was also a drag on performance as two of the worst performing companies were Hotels.

Following, please see a breakdown of performance and yields by sector.
Sector	2nd Qtr 2011	Year to Date	2010	Yield
Industrial/Office	2.9%	11.7%	17.0%	3.5%
Office	4.5%	12.5%	18.4%	3.2%
Industrial	-0.1%	11.0%	18.9%	3.3%
Mixed	0.7%	8.5%	8.8%	5.2%
Retail	5.6%	10.3%	33.4%	3.2%
Shopping Centers	1.7%	4.7%	30.8%	3.6%
Regional Malls	8.9%	15.8%	34.6%	2.7%
Free Standing	-2.2%	-3.3%	37.4%	5.8%
Residential	6.8%	14.1%	46.0%	2.8%
Apartments	6.8%	14.1%	47.0%	2.8%
Manufactured Homes	8.2%	13.5%	27.0%	3.6%
Diversified	5.5%	13.2%	23.8%	3.7%
Lodging/Resorts	-1.9%	-2.4%	42.8%	1.9%
Health Care	-1.3%	6.0%	19.2%	5.3%
Self Storage	3.6%	15.0%	29.3%	3.3%
Timber	-6.4%	16.7%	4.3%	3.4%
Nareit Equity REIT Index	2.9%	10.6%	27.9%	3.4%
All figures include dividends.  Source: NAREIT

Portfolio Positioning

The Portfolio was quiet on the transaction front during the quarter as the rebalancing during the first quarter of 2011 continued to be viewed positively, and the Portfolio maintained its strong positions.  The Portfolio favored central business district (“CBD”) office exposure over suburban office as there are signs of CBD stabilization, and suburban offices are more likely to be challenged by continued weak job growth.  Also, while suburban offices have an opportunity through the lease up of vacancy, we believe that occupancy improvement in the near term will likely be modest at best.  Under our base assumptions, office values have reached bottom and should continue to recover this year.

The Portfolio remains overweight in the Lodging sector despite its underperformance during the second quarter and year-to-date periods.  Overall, hotel performance continues to improve, but renewed macro concerns have raised uncertainty.  Much of the improvement since 2009 has been restricted to the luxury, upscale and resort segment.  As a result, the Portfolio has benefited through its exposure in Strategic Hotels & Resorts (BEE).  Other Lodging positions include LaSalle Hotels (LHO) and Host Hotels (HST) continue to be held as we believe the improving technicals, continued economic growth and pent up demand should provide support to hotel performance.

Contributors

The top two performing positions during the second quarter were CBD office companies, Boston Properties and SL Green (SLG).  The demand for high quality CBD, assets and management, continues to be strong, and the lack of new supply remains a long-term positive.  Essex Property Trust (ESS) also posted a strong total return during the period as West Coast apartment markets are experiencing a delayed recovery relative to their East Coast peers.  For the Multifamily sector as a whole, the outlook is positive.  Generation Y is entering the core renter cohort, while baby boomers elect to rent as they enter retirement.  As previously stated, Strategic Hotels & Resorts was a strong performer for the Portfolio given its focus on the high end of the lodging market.

Detractors

First Industrial (FR) was the largest decliner this second quarter, falling 3.7%.  We continue to believe that the Portfolio’s exposure to First Industrial is beneficial given that company’s risk/reward profile.  Despite the fact that the manufacturing sector is still expanding, First Industrial was impacted as the pace of expansion has slowed recently.  Also underperforming were Host Hotel and LaSalle Properties in the Lodging sector.  The companies were impacted due to a lack of luxury concentration, as well as LaSalle’s exposure to underperforming markets, Washington DC, Boston and San Diego.  The Portfolio’s exposure to suburban office was a drag on performance as Brandywine Realty (BDN) underperformed.  Brandywine is a relatively small position, and we are reviewing the merits of holding the position or using it as a source of funds.

Market Summary

Recent headlines were filled with news of a potential Greek government debt default, and the major political parties in the U.S. warring with each other over how best to tame runaway debt levels in the U.S.  In addition to these unsettling issues, was a slowdown in economic activity, continued stubborn high unemployment, and weak residential real estate markets in the U.S.  It is no surprise, then, that investors fled to the perceived safety of large, stable names such as Simon Property Group (SPG) and Boston Properties (BXP).  Just as understandable was the underperformance in Lodging.  The weakest real estate sector was Timber, which was pressured by economic slowdown fears.

We believe the macroeconomic issues in southern Europe are real, and it is certainly possible the U.S. politicians will continue to pander to their respective voters rather than compromise.  Interest rates remain quite low, and we don’t foresee sharply worsening unemployment and declines in single family home prices.  Corporations are flush with cash, and are putting it to work with acquisitions, strategic expansions, increased dividends and share repurchases.  Additionally, one of the primary drivers of REITs’ performance has been the impact of capital on the sector, and we believe there continues to be increased capital looking to get placed in commercial real estate, both to buy and finance assets.  General equity markets appear relatively inexpensive, with fundamentals improving across most industries.  If U.S. legislators can actually agree to get expenses closer in line with revenues, then markets may well move higher in a relief rally.

Because it is quite difficult, if not impossible, to time markets on a consistent basis, our investment strategy is to concentrate on identifying undervalued stocks in each economic sector.

Best regards,

Phocas Financial Corporation

William Schaff, CFA	James Murray, CFA	Steve Block, CFA

The information above represents the opinions of the Fund Managers, and it not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund is exposed to the same risks that are associated with the direct ownership of real estate including, but not limited to, a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate. The Real Estate Fund (the “Fund”) may invest in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.  Current and future portfolio holdings are subject to risk.

The NAREIT Equity Index is an unmanaged index of all tax-qualified REITs that are publicly traded, and have 75% or more of their gross invested book assets invested directly or indirectly in equity ownership of real estate.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in an index.

Phocas Real Estate Fund
EXPENSE EXAMPLE – June 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.50% for the Fund per the operating expenses limitation agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Phocas Real Estate Fund

EXPENSE EXAMPLE – June 30, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,119.20	$7.88
Hypothetical (5% return	$1,000.00	$1,017.36	$7.50
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

SECTOR ALLOCATION OF PORTFOLIO ASSETS – June 30, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 98.51%	Value
	Apartments - 13.79%
1,774	AvalonBay Communities, Inc.	$227,782
5,120	Equity Residential	307,200
704	Essex Property Trust, Inc.	95,244
		630,226
	Diversified - 7.48%
4,430	Colonial Properties Trust	90,372
1,617	Entertainment Properties Trust	75,514
1,887	Vornado Realty Trust	175,831
		341,717
	Health Care - 6.56%
18,601	Cogdell Spencer, Inc.	111,420
3,575	Ventas, Inc.	188,438
		299,858
	Hotels - 8.95%
9,167	Host Hotels & Resorts, Inc.	155,381
6,751	LaSalle Hotel Properties	177,821
10,693	Strategic Hotels & Resorts, Inc. (a)	75,706
		408,908
	Office Property - 20.10%
3,391	Alexandria Real Estate Equities, Inc.	262,531
2,943	Boston Properties, Inc.	312,429
2,144	Brandywine Realty Trust	24,849
1,936	Kilroy Reallty Corp.	76,452
2,918	SL Green Realty Corp.	241,815
		918,076
	Regional Malls - 14.46%
4,936	General Growth Properties, Inc.	82,382
10,770	Glimcher Realty Trust	102,315
4,095	Simon Property Group, Inc.	475,962
		660,659
	Shopping Centers - 8.07%
4,258	Acadia Realty Trust	86,565
1,751	Federal Realty Investment Trust	149,150
7,146	Kimco Realty Corp.	133,202
		368,917

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Specialty - 9.51%
3,098	Digital Realty Trust, Inc.	$191,394
9,640	DuPont Fabros Technology, Inc.	242,928
		434,322
	Storage - 3.85%
1,541	Public Storage, Inc.	175,689

	Warehouse/Industrial - 5.74%
4,099	First Industrial Realty Trust, Inc. (a)	46,934
6,008	Prologis, Inc.	215,327
		262,261
	TOTAL COMMON STOCKS
	(Cost $3,169,097)	4,500,633

	SHORT-TERM INVESTMENTS - 1.67%
76,011	Invesco STIT-STIC Prime Portfolio -
	Institutional Class, 0.02% (b)	76,011
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,011)	76,011
	TOTAL INVESTMENTS
	(Cost $3,245,108) - 100.18%	4,576,644
	Liabilities in Excess
	of Other Assets - (0.18)%	(8,079)
	TOTAL NET ASSETS - 100.00%	$4,568,565

(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $3,245,108)	$4,576,644
Receivables:
Due from Advisor (Note 4)	6,923
Dividends and interest	16,194
Prepaid expenses	4,962
Total assets	4,604,723

LIABILITIES
Payables:
Audit fees	8,281
Distribution fees	7,796
Administration fees	5,441
Fund accounting fees	4,258
Transfer agent fees and expenses	4,182
Custody fees	2,584
Shareholder reporting	2,139
Chief Compliance Officer fee	1,311
Accrued other expenses	166
Total liabilities	36,158
NET ASSETS	$4,568,565

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$4,568,565
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	218,144
Net asset value, offering and redemption price per share	$20.94

COMPOSITION OF NET ASSETS
Paid-in capital	$4,284,595
Undistributed net investment income	29,332
Accumulated net realized loss on investments	(1,076,898)
Net unrealized appreciation on investments	1,331,536
Net assets	$4,568,565

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$61,828
Interest	29
Total income	61,857

Expenses
Advisory fees (Note 4)	16,901
Adminstration fees (Note 4)	16,411
Fund accounting fees (Note 4)	13,928
Transfer agent fees and expenses (Note 4)	12,834
Audit fees	8,281
Distribution fees (Note 5)	5,634
Legal fees	4,936
Custody fees (Note 4)	3,930
Trustee fees	2,898
Chief Compliance Officer fee (Note 4)	2,644
Reports to shareholders	1,892
Registration fees	1,154
Insurance expense	999
Miscellaneous expenses	888
Total expenses	93,330
Less: advisory fee waiver and expense reimbursement (Note 4)	(59,529)
Net expenses	33,801
Net investment income	28,056
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	94,720
Net change in unrealized appreciation on investments	386,415
Net realized and unrealized gain on investments	481,135
Net Increase in Net Assets Resulting from Operations	$509,191

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$28,056	$25,643
Net realized gain on investments	94,720	274,295
Net change in unrealized
appreciation on investments	386,415	458,697
Net increase in net assets
resulting from operations	509,191	758,635
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	––	(42,958)
Total distributions to shareholders	––	(42,958)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(238,458)	514,025
Total increase in net assets	270,733	1,229,702
NET ASSETS
Beginning of period	4,297,832	3,068,130
End of period	$4,568,565	$4,297,832
Accumulated net investment income	$29,332	$1,276

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,955	$118,875	49,180	$825,101
Shares issued on
reinvestments of
distributions	––	––	2,340	42,958
Shares redeemed	(17,477)	(357,333)	(20,650)	(354,034)
Net decrease	(11,522)	$(238,458)	30,870	$514,025

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2011
	(Unaudited)		2010	2009	2008	2007
Net asset value,
beginning of period	$18.71		$15.43	$11.88	$18.64	$21.90
Income from
investment operations:
Net investment income	0.13		0.10	0.26	0.32 ^	0.18
Net realized and unrealized
gain (loss) on investments	2.10		3.37	3.56	(6.90)	(3.15)
Total from
investment operations	2.23		3.47	3.82	(6.58)	(2.97)
Less distributions:
From net investment income	––		(0.19)	(0.27)	(0.17)	(0.18
From net realized
gain on investments	––		––	––	(0.02)	(0.11)
Total distributions	––		(0.19)	(0.27)	(0.19)	(0.29)
Redemption fees retained	––		––	––	0.01 ^	––-
Net asset value, end of period	$20.94		$18.71	$15.43	$11.88	$18.64

Total return	11.92	%‡	22.50%	32.25%	-35.11%	-13.56%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,569		$4,298	$3,068	$2,694	$3,659
Ratio of expenses to
average net assets:
Before expense
reimbursement	4.14	%†	4.76%	6.47%	4.85%	5.00%
After expense
reimbursement	1.50	%†	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income
(loss) to average net assets:
Before expense
reimbursement	(1.40	)%†	(2.57)%	(2.90)%	(1.38)%	(2.33)%
After expense
reimbursement	1.24	%†	0.69%	2.07%	1.97%	1.17%
Portfolio turnover rate	10.28	%‡	65.76%	60.14%	98.56%	24.81%

†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period, Continued

	September 29,
	2006*
	through
	December 31,
	2006
Net asset value,
beginning of period	$20.00
Income from
investment operations:
Net investment income	0.20
Net realized and unrealized
gain (loss) on investments	1.86
Total from
investment operations	2.06
Less distributions:
From net investment income	(0.15)
From net realized
gain on investments	(0.01)
Total distributions	(0.16)
Redemption fees retained	—
Net asset value, end of period	$21.90
Total return	10.34	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,187
Ratio of expenses to
average net assets:
Before expense
reimbursement	15.92	%†
After expense
reimbursement	1.50	%†
Ratio of net investment income
(loss) to average net assets:
Before expense
reimbursement	(10.55	)%†
After expense
reimbursement	3.87	%†
Portfolio turnover rate	10.46	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Phocas Real Estate Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is long-term total investment return through a combination of capital appreciation and current income.  The Fund commenced operations on September 29, 2006.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended June 30, 2011, the Fund retained no redemption fees.

G.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks (REITS)
Apartments	$630,226	$—	$—	$630,226
Diversified	341,717	—	—	341,717
Health Care	299,858	—	—	299,858
Hotels	408,908	—	—	408,908
Office Property	918,076	—	—	918,076
Regional Malls	660,659	—	—	660,659
Shopping Centers	368,917	—	—	368,917
Specialty	434,322	—	—	434,322
Storage	175,689	—	—	175,689
Warehouse/Industrial	262,261	—	—	262,261
Total Common Stocks
(REITS)	4,500,633	—	—	4,500,633
Short-Term Investments	76,011	—	—	76,011
Total Investments
in Securities	$4,576,644	$—	$—	$4,576,644

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2011, the end of the reporting period.  The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2011.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Phocas Financial Corporation (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2011, the Fund incurred $16,901 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.50% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended June 30, 2011, the Advisor reduced its fees and absorbed Fund expenses in the amount of $59,529 for the Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

2011	2012	2013	2014	Total
$107,424	$117,654	$120,363	$59,529	$404,970

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

expense accruals.  For the six months ended June 30, 2011, the Fund incurred $16,411 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended June 30, 2011, the Fund incurred $13,928 in fund accounting fees and $8,706 transfer agent fees (excluding out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the six months ended June 30, 2011, the Fund incurred $3,930 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended June 30, 2011, the Fund was allocated $2,644 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2011, the Fund paid the Distributor $5,634.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $470,255 and $670,665, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a line of credit in the amount of $515,000. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended June 30, 2011, the Fund did not draw upon its line of credit.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to investments in real estate investment trusts.

The distributions paid by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 were characterized as follows:

	6/30/11	12/31/10
Ordinary income	$ ––	$42,958

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2010, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments for tax purposes (a)	$3,498,487
Gross tax unrealized appreciation	983,208
Gross tax unrealized depreciation	(188,352)
Net tax unrealized appreciation	794,856
Undistributed ordinary income	1,276
Undistributed long-term capital gain	––
Total distributable earnings	1,276
Other accumulated losses	(1,021,353)
Total accumulated losses	$(225,221)

(a)	Difference between book losses and tax losses is attributable to the tax treatment of wash sales.

At December 31, 2010, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

2016	2017	Total
$520,392	$500,961	$1,021,353

Phocas Real Estate Fund

NOTICE TO SHAREHOLDERS at June 30, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 746-2271 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12 months Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30, 2011 is available without charge, upon request, by calling (866) 746-2271. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (866) 746-2271.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 746-2271 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Investment Advisor
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, CA 94501

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 746-2271

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866) 746-2271.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-  end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date        8/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/31/11

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/31/11

* Print the name and title of each signing officer under his or her signature.